Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.119	7.0176
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2125	7.2049	7.0553